Trade receivables, reseller financing and other receivables (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of financial assets [line items]
Breakdown of other receivables

The breakdown of other receivables is comprised as follows:

	12/31/2023	12/31/2022
Sale of subsidiary Oxiteno:
Receivables from sale of investments (i)	726,195	782,655
(-) Adjustment to present value - sale of investments (ii)	(10,318)	(55,598)
Sale of subsidiary Extrafarma:
Receivables from sale of investments (iii)	208,487	369,508
	924,364	1,096,565
Current	924,364	184,754
Non-current	‐	911,811

(i) Refers to the final installment of the sale of Oxiteno, in the amount of USD 150 million, received in April 2024. In May 2022 Ultrapar made an onerous assignment, without right of recourse and co-obligation, of the receivable from the sale of Oxiteno to Ultrapar International.

(ii) The consideration for the sale of Oxiteno was recognized at present value using a discount rate of 6.1741%. The amount as of December 31, 2023, includes present value realization and exchange variation of transaction closing date until December 31, 2023.

(iii) Refers to part of the payment of the Extrafarma sale transaction, in two installments of equal value, being the first settled in August 2023, and the second maturing in August 2024, monetarily adjusted by the CDI rate + 0.5% p.a. In December 2022, the subsidiary IPP made an onerous assignment, without right of recourse and co-obligation, of the receivable from the sale of Extrafarma to parent Ultrapar.

Trade receivables [member]
Disclosure of financial assets [line items]
Trade receivables

The breakdown of trade receivables is as follows:

	12/31/2023	12/31/2022
Domestic customers	4,183,696	4,527,167
Domestic customers - related parties (see note 8.a.2)	78	64
Foreign customers	82,634	3,401
Foreign customers - related parties (see note 8.a.2)	3,065	2,695
	4,269,473	4,533,327
(-) Allowance for expected credit losses	(334,467)	(322,753)
Total	3,935,006	4,210,574
Current	3,921,790	4,149,111
Non-current	13,216	61,463

Breakdown of trade receivables, gross of allowance for expected credit losses

The breakdown of trade receivables, gross of allowance for expected credit losses, is as follows:

			Past due
	Total	Current	less than 30 days	31-60 days	61-90 days	91-180 days	more than 180 days
12/31/2023	4,269,473	3,538,087	52,561	52,089	15,976	34,157	576,603
12/31/2022	4,533,327	3,930,178	20,873	18,741	21,482	46,586	495,467

Breakdown of loss allowance for expected credit losses

The breakdown of the allowance for expected credit losses is as follows:

			Past due
	Total	Current	less than 30 days	31-60 days	61-90 days	91-180 days	more than 180 days
12/31/2023	334,467	15,866	3,088	1,984	1,851	11,088	300,590
12/31/2022	322,753	21,425	1,747	1,384	4,913	15,222	278,062

Summary of Movements in the allowance for loss allowance for expected credit losses

Movements in the allowance for expected credit losses are as follows:

Balance as of December 31, 2020	382,096
Additions	177,872
Reversals	(150,160)
Write-offs	(18,646)
Reclassification to assets held for sale	(16,807)
Balance as of December 31, 2021	374,355
Additions	143,828
Reversals	(130,385)
Write-offs	(65,045)
Balance as of December 31, 2022	322,753
Additions	115,090
Reversals	(76,762)
Write-offs	(26,614)
Balance as of December 31, 2023	334,467

Reseller Financing Ipiranga [Member]
Disclosure of financial assets [line items]
Summary of Movements in the allowance for loss allowance for expected credit losses

Movements in the allowance for expected credit losses are as follows:

Balance as of December 31, 2020	197,011
Additions	65,536
Reversals	(68,982)
Write-offs	(8,287)
Balance as of December 31, 2021	185,278
Additions	45,987
Reversals	(52,695)
Write-offs	(5,283)
Balance as of December 31, 2022	173,287
Additions	28,472
Reversals	(59,436)
Write-offs	(7,940)
Balance as of December 31, 2023	134,383

Composition of reseller financing

The breakdown of reseller financing is comprised as follows:

	12/31/2023	12/31/2022
Reseller financing – Ipiranga	1,189,886	1,234,634
(-) Allowance for expected credit losses	(134,383)	(173,287)
	1,055,503	1,061,347
Current	504,862	559,825
Non-current	550,641	501,522

Breakdown of reseller financing, gross of loss allowance for expected credit losses

The breakdown of reseller financing, gross of allowance for expected credit losses, is as follows:

			Past due
	Total	Current	less than 30 days	31-60 days	61-90 days	91-180 days	more than 180 days
12/31/2023	1,189,886	874,191	8,890	5,664	7,869	13,273	279,999
12/31/2022	1,234,634	826,210	8,944	3,892	11,040	11,943	372,605

Breakdown of the allowance for expected credit losses

The breakdown of the allowance for expected credit losses is as follows:

			Past due
	Total	Current	less than 30 days	31-60 days	61-90 days	91-180 days	more than 180 days
12/31/2023	134,383	8,265	1,595	857	1,795	4,521	117,350
12/31/2022	173,287	1,327	483	1,132	3,704	4,937	161,704